Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases
Schedule of future minimum payments on non-cancellable operating leases

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Maturity at:
Up to 1 year	63,959	46,541	56,869
Between 1 and 5 years	200,156	156,897	181,076
More than 5 years	136,464	58,905	112,986
Total future minimum payments	400,579	262,343	350,931